Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Jun. 30, 2023
Entity File Number	001-36619
Entity Registrant Name	Affimed N.V.
Entity Central Index Key	0001608390
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2